Intangible Assets - Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 12,635	$ 12,536	$ 12,489	$ 12,373
Mortgage servicing rights	3,159	3,369	$ 3,377	$ 3,755
Total	17,539	18,083
Core deposit benefits
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangibles	1,319	1,702
Other identified intangibles
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangibles	$ 426	$ 476